Business combination	12 Months Ended
Dec. 31, 2020
Business Combination [Abstract]
22. Business combination
22.	Business combination

Acquisition in 2019:

On June 21, 2019, Mogo Finance and the Company, formerly named Difference Capital Financial Inc. (“Difference”), completed a plan of arrangement (the “Business Combination”). Under the Business Combination, Mogo Finance amalgamated with a wholly-owned subsidiary of Difference. In connection with the Business Combination, Difference was continued into British Columbia and changed its name to Mogo Inc. and continues to execute on Mogo Finance’s vision of building the leading fintech platform in Canada.

Under the Business Combination, each outstanding common share of Mogo Finance, excluding the 2,549,163 Mogo Finance common shares held by Difference immediately prior to consummation of the Business Combination, was exchanged for one common share of the Company. All of Mogo Finance’s outstanding convertible securities became exercisable or convertible, as the case may be, for common shares in the Company. The Business Combination provided Mogo Finance access to $10,246 in cash and a portfolio of investments, increasing the financial position and liquidity of the Company.

The Business Combination was accounted for as a reverse takeover under IFRS 3, where Mogo Finance was the accounting acquirer. Accordingly, these consolidated financial statements represent the continuing statements of Mogo Finance. The following table presents a reconciliation of the common shares outstanding immediately after the Business Combination:

Number of common shares
Mogo Finance common shares outstanding at June 20, 2019	24,101,405
Less: Mogo Finance common shares already held by Difference (not exchanged for common shares in Difference)	(2,549,163)
Difference common shares outstanding at June 20, 2019	5,725,821
Common shares of Mogo outstanding upon completion of the Business Combination	27,278,063
Common shares of Mogo Finance immediately before the Business Combination	24,101,405
Incremental issuance of common shares	3,176,658

In the period June 21, 2019 to December 31, 2019, the operations of Difference contributed revenue of $nil and net income of $283. If the acquisition had occurred on January 1, 2019, management estimates that proforma consolidated revenue would have been $68,143 and proforma consolidated net losses would have been ($8,514) for the year ended December 31, 2019. In determining these amounts, management has assumed the fair value adjustments, determined, that arose on the date of the Business Combination would have been the same if the acquisition had occurred on January 1, 2019.

The fair value of incremental common shares issued as consideration under the Arrangement was based on the June 20, 2019 closing price of a Mogo Finance common share on the TSX of $4.68 per share. Difference’s outstanding stock-based awards at the acquisition date became exercisable for common shares of the Company according to the provisions thereof. Since Mogo Finance is the accounting acquirer, these awards are accounted for as replacement awards. The estimated fair value of the replacement awards attributed to the pre-acquisition and post-acquisition service periods were $682 and $225, respectively, measured as at June 21, 2019. The pre-acquisition amount had been included as part of the total consideration.

22.	Business combination (Continued from previous page)

The previously disclosed provisional allocation of consideration to estimated fair values had been updated based on fair valuations completed on the investment portfolio as of the acquisition date. This resulted in a decrease of $1,100 to investment portfolio previously disclosed at $23,904 and a corresponding decrease to the gain on acquisition previously disclosed at $15,886. The following tables summarize the fair value of consideration transferred, and its final allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the June 21, 2019 acquisition date.

(a)	Purchase consideration:

Fair value of 3,176,658 incremental common shares issued	14,867
Fair value of replacement stock-based awards attributable to pre-acquisition service	682
Purchase consideration	15,549

(b)	Purchase price allocation:

Cash and cash equivalents	10,246
Prepaid expenses, deposits and other assets	60
Investment portfolio	22,804
Accounts payable and accruals	(2,775)
Fair value of net identifiable assets acquired	30,335
Purchase consideration	15,549
Gain on acquisition	14,786

The $14,786 gain on acquisition is expressed net of $1,645 transaction costs incurred in the consolidated statement of operations and comprehensive loss.